BBH TRUST

Pittsburgh, Pennsylvania 15237-7010

December 28, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         BBH Trust (the “Trust” or “Registrant”)
BBH Broad Market Fund
Class N Shares
Class I Shares
BBH Core Select
Class N Shares
BBH International Equity Fund
Class N Shares
Class I Shares
1933 Act File No. 333-129342
1940 Act File No. 811-21829

Dear Sir or Madam:

Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.  This filing has been electronically redlined to indicate the changes from the Trust's currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to conform the registration statement to the requirements of Form N-1A, as amended, effective March 31, 2009.

Financial statements and other annually updated disclosure will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about February 28, 2010, to become effective simultaneously with the effectiveness of Registrant’s Rule 485(a) post-effective amendment.

In connection with the review of this filing by the staff, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any questions on the enclosed material, please contact Mark Nixon at 212-493-8981.

Very truly yours,

/s/ Alice Helscher
Alice Helscher
Paralegal

Enclosures